Average Annual Total Returns - Federated Hermes Intermediate Municipal Fund	IS 1 Year		IS 5 Years		IS 10 Years		SS 1 Year		SS 5 Years		SS 10 Years		SS Return After Taxes on Distributions 1 Year		SS Return After Taxes on Distributions 5 Years		SS Return After Taxes on Distributions 10 Years		SS Return After Taxes on Distributions and Sale of Fund Shares 1 Year		SS Return After Taxes on Distributions and Sale of Fund Shares 5 Years		SS Return After Taxes on Distributions and Sale of Fund Shares 10 Years		S&P Municipal Bond Intermediate Index(reflects no deduction for fees, expenses or taxes) 1 Year		S&P Municipal Bond Intermediate Index(reflects no deduction for fees, expenses or taxes) 5 Years		S&P Municipal Bond Intermediate Index(reflects no deduction for fees, expenses or taxes) 10 Years		Morningstar Municipal National Intermediate Funds Average 1 Year		Morningstar Municipal National Intermediate Funds Average 5 Years		Morningstar Municipal National Intermediate Funds Average 10 Years
Total	4.88%	[1]	3.53%	[1]	4.03%	[1]	4.63%	[1]	3.32%	[1]	3.84%	[1]	4.44%	[1]	3.15%	[1]	3.68%	[1]	3.56%	[1]	3.00%	[1]	3.51%	[1]	5.04%	[2]	3.65%	[2]	4.27%	[2]	5.36%	[3]	4.02%	[3]	5.02%	[3]

[1]	Prior to December 29, 2017, Institutional Shares (IS) were designated as Class Y Shares and Service Shares (SS) were designated as Institutional Shares.
[2]	The S&P Municipal Bond Intermediate Index consists of bonds in the S&P Municipal Bond Index with a minimum maturity of 3 years and a maximum maturity of 15 years. The S&P Municipal Bond Index is designed to track fixed-rate tax-free bonds and bonds subject to the alternative minimum tax (AMT). The S&P Municipal Bond Index includes bonds of all quality–from “AAA” to non-rated, including defaulted bonds–and from all sectors of the municipal bond market.
[3]	Morningstar figures represent the average of the total returns reported by all the mutual funds designated by Morningstar as falling into the respective category indicated.